D4 Contractual obligations	12 Months Ended
Dec. 31, 2021
Disclosure Of Contractual Obligations [Abstract]
D4 Contractual obligations

Contractual obligations

Contractual obligations 2021

	Payment due by period
	<1	1–3	3–5	>5
SEK billion	year	years	years	years	Total
Current and non-current debt 1)	9.8	10.4	3.1	10.1	33.4
Lease obligations 2)	2.6	4.3	2.3	1.4	10.6
Other non-current liabilities	—	1.0	—	0.6	1.6
Purchase obligations 3)	23.2	4.1	0.3	—	27.6
Trade payables	35.7	—	—	—	35.7
Commitments for customer finance 4)	34.4	9.7	3.2	—	47.3
Derivatives liabilities 4)	0.4	0.4	—	—	0.8
Total	106.1	29.9	8.9	12.1	157.0

Contractual obligations 2020

	Payment due by period
	<1	1–3	3–5	>5
SEK billion	year	years	years	years	Total
Current and non-current debt 1)	8.4	10.8	10.2	1.9	31.3
Lease obligations 2)	2.6	3.9	2.5	1.9	10.9
Other non-current liabilities	0.1	0.7	—	0.6	1.4
Purchase obligations 3)	12.0	2.6	0.6	—	15.2
Trade payables	32.0	—	—	—	32.0
Commitments for customer finance 4)	26.9	—	—	—	26.9
Derivatives liabilities 4)	0.1	0.1	—	—	0.2
Total	82.1	18.1	13.3	4.4	117.9

1)	Current and non-current debt, including interest commitments.

2)	Future lease obligations, nominal lease liability, see also note C3 “Leases.”

3)	The amounts of purchase obligations are gross, before deduction of any related provisions.

4)	See also note F1 “Financial risk management.”
As a measure to secure resilience in our supply chain, both due to continued uncertainties from
COVID-19
and due to the constrained situation in the electronic components global market, we have increased our contractual obligations with several suppliers. This is coming from purchase obligations related to extended lead-times but also in some cases from volume commitments beyond lead-times. Any risks related to such contractual and purchase obligations are assessed according to the principles for recognition of provisions as prescribed under note A1 “Significant accounting policies” under heading Provisions.